UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number: 811-06351


                         Name and Address of Registrant:

                               Green Century Funds
                                114 State Street
                                    Suite 200
                           Boston, Massachusetts 02109


                     Name and address of agent for service:

                     Green Century Capital Management, Inc.
                                114 State Street
                                    Suite 200
                           Boston, Massachusetts 02109


                  Registrant's telephone number: (617) 482-0800


                        Date of fiscal year end: July 31

                    Date of reporting period: April 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS

The Schedule of Investments for the Green Century Funds are set forth below.

Green Century Balanced Fund
PORTFOLIO OF INVESTMENTS
April 30, 2007
(Unaudited)



                                                                                              Shares                   Value
                                                                                              ------                   -----
COMMON STOCKS - 66.0%
Technology Hardware & Equipment - 7.6%
Apple, Inc. (b)                                                                                      2,885     $           287,923
Cisco Systems, Inc. (b)                                                                             48,090               1,285,927
Hewlett-Packard Company                                                                             28,700               1,209,418
IBM Corporation                                                                                     11,400               1,165,194
Netgear, Inc. (b)                                                                                    7,500                 252,075
                                                                                                               -------------------
                                                                                                                         4,200,537
                                                                                                               -------------------
Diversified Financials - 7.4%
American Express Company                                                                             9,380                 569,085
CIT Group                                                                                           18,015               1,074,595
Citigroup, Inc.                                                                                     13,330                 714,755
Goldman Sachs Group, Inc. (The)                                                                      2,500                 546,525
J.P. Morgan Chase & Company                                                                         21,820               1,136,821
                                                                                                               -------------------
                                                                                                                         4,041,781
                                                                                                               -------------------
Capital Goods - 6.7%
3M Company                                                                                          11,945                 988,688
Emerson Electric Company                                                                            28,910               1,358,480
Illinois Tool Works                                                                                 19,090                 979,508
W.W. Grainger, Inc.                                                                                  3,850                 318,087
                                                                                                               -------------------
                                                                                                                         3,644,763
                                                                                                               -------------------
Insurance - 6.2%
Ambac Financial Group, Inc.                                                                         10,010                 918,918
American International Group                                                                         9,000                 629,190
Chubb Corporation                                                                                   18,670               1,005,006
Horace Mann Educators Corporation                                                                    8,900                 187,256
Philadelphia Consolidated Holding Corporation (b)                                                   11,325                 491,505
WR Berkley Corporation                                                                               5,000                 162,450
                                                                                                               -------------------
                                                                                                                         3,394,325
                                                                                                               -------------------
Pharmaceuticals & Biotechnology - 5.5%
Amgen, Inc. (b)                                                                                      8,350                 535,569
Genzyme Corporation (b)                                                                              3,500                 228,585
Johnson & Johnson                                                                                   21,590               1,386,510
Novo Nordisk A/S American Depository Receipt (c)                                                     5,415                 532,890
Teva Pharmaceutical Industries Ltd. American Depository Receipt (c)                                  8,785                 336,553
                                                                                                               -------------------
                                                                                                                         3,020,107
                                                                                                               -------------------
Healthcare Equipment & Services - 5.1%
Baxter International, Inc.                                                                          19,000               1,075,970
Dentsply International, Inc.                                                                        11,400                 380,874
Phase Forward, Inc. (b)                                                                             17,500                 277,900
United Health Group, Inc.                                                                           19,310               1,024,589
                                                                                                               -------------------
                                                                                                                         2,759,333
                                                                                                               -------------------
Materials - 4.1%
Air Products & Chemicals, Inc.                                                                      14,000               1,071,000
Sealed Air Corporation                                                                              35,120               1,155,448
                                                                                                               -------------------
                                                                                                                         2,226,448
                                                                                                               -------------------
Software & Services - 4.0%
Google, Inc., Class A (b)                                                                            1,580                 744,780
Microsoft Corporation                                                                               24,000                 718,560
Oracle Corporation (b)                                                                              24,760                 465,488
Satyam Computer Services Ltd. American Depository Reciept (c)                                       10,600                 263,728
                                                                                                               -------------------
                                                                                                                         2,192,556
                                                                                                               -------------------



Telecommunication Services - 2.6%
AT&T, Inc.                                                                                          12,900                 499,488
BT Group PLC American Depository Receipt (c)                                                        10,500                 660,975
Telefonica S.A. American Depository Receipt (c)                                                      3,750                 253,688
                                                                                                               -------------------
                                                                                                                         1,414,151
                                                                                                               -------------------
Transportation - 2.4%
FedEx Corporation                                                                                    7,120                 750,733
United Parcel Service, Inc., Class B                                                                 8,100                 570,483
                                                                                                               -------------------
                                                                                                                         1,321,216
                                                                                                               -------------------
Food & Beverage - 2.4%
General Mills, Inc.                                                                                  8,500                 509,150
JM Smucker Company                                                                                  14,480                 808,274
                                                                                                               -------------------
                                                                                                                         1,317,424
                                                                                                               -------------------
Banks - 2.4%
Bank of America Corporation                                                                         19,970               1,016,473
Barclays PLC American Depository Receipt (c)                                                         5,000                 290,200
                                                                                                               -------------------
                                                                                                                         1,306,673
                                                                                                               -------------------
Media - 2.0%
McGraw-Hill Companies, Inc.                                                                         16,310               1,068,794
                                                                                                               -------------------
Renewable Energy & Energy Efficiency - 2.0%
Itron, Inc. (b)                                                                                      2,670                 179,798
Johnson Controls, Inc.                                                                               4,050                 414,436
MEMC Electronic Materials, Inc. (b)                                                                  4,450                 244,216
SunPower Corporation, Class A (b)                                                                    3,700                 224,516
                                                                                                               -------------------
                                                                                                                         1,062,966
                                                                                                               -------------------

Retailing - 1.8%
Men's Wearhouse, Inc.                                                                                7,500                 324,525
Staples, Inc.                                                                                       26,010                 645,048
                                                                                                               -------------------
                                                                                                                           969,573
                                                                                                               -------------------
Automobiles & Components - 1.6%
Toyota Motor Corporation American Depository Receipt (c)                                             6,960                 845,083
                                                                                                               -------------------
Commercial Services & Supplies - 0.8%
Interface, Inc., Class A                                                                            26,400                 444,840
                                                                                                               -------------------
Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (b)                                                           9,520                 367,662
                                                                                                               -------------------
Healthy Living - 0.7%
United Natural Foods, Inc. (b)                                                                       9,575                 298,645
Whole Foods Market, Inc.                                                                             1,470                  68,781
                                                                                                               -------------------
                                                                                                                           367,426
                                                                                                               -------------------
Total COMMON STOCKS
  (Cost $30,686,397)                                                                                                    35,965,658
                                                                                                               -------------------



                                                                                             Principal
                                                                                              Amount
                                                                                             ---------


CORPORATE BONDS & NOTES - 21.5%
Technology Hardware & Equipment - 3.8%
IBM Corporation
 6.45%, 8/1/07                                                                         $           500,000                 501,226
Lexmark International, Inc.
 6.75%, 5/15/08                                                                                    500,000                 508,145
Xerox Corporation
 7.625%, 6/15/13                                                                                 1,000,000               1,055,000
                                                                                                               -------------------
                                                                                                                         2,064,371
                                                                                                               -------------------





Healthcare Equipment & Services - 3.3%
Aetna, Inc.
 5.75%, 6/15/11                                                                                    595,000                 608,465
HCA, Inc.
 6.30%, 10/1/12                                                                                  1,000,000                 948,750
United Health Group, Inc.
 4.875%, 4/1/13                                                                                    250,000                 245,961
                                                                                                               -------------------
                                                                                                                         1,803,176
                                                                                                               -------------------

Telecommunication Services - 2.9%
AT&T Corporation
 7.30%, 11/15/11 (e)                                                                             1,000,000               1,087,558
BellSouth Corporation
 4.75%, 11/15/12                                                                                   500,000                 488,799
                                                                                                               -------------------
                                                                                                                         1,576,357
                                                                                                               -------------------

Diversified Financials - 2.7%
Fleet National Bank
 5.75%, 1/15/09                                                                                    500,000                 505,097
J.P. Morgan Chase & Company
 4.60%, 1/17/11                                                                                    500,000                 491,343
J.P. Morgan Chase & Company
 4.50%, 1/15/12                                                                                    500,000                 487,321
                                                                                                               -------------------
                                                                                                                         1,483,761
                                                                                                               -------------------

Food & Beverage - 2.4%
Dean Foods Company
 8.15%, 8/1/07                                                                                   1,300,000               1,308,125
                                                                                                               -------------------

Healthy Living - 1.9%
NBTY, Inc.
 7.125%, 10/1/15                                                                                 1,000,000               1,017,500
                                                                                                               -------------------

Software & Services - 0.9%
Oracle Corporation
 5.00%, 1/15/11                                                                                    500,000                 498,999
                                                                                                               -------------------

Transportation - 0.9%
Ryder System, Inc.
 4.625%, 4/1/10                                                                                    500,000                 490,115
                                                                                                               -------------------

Banks - 0.9%
M&I Marshall & Ilsley Bank
 3.95%, 8/14/09                                                                                    500,000                 489,049
                                                                                                               -------------------

Consumer Durables & Apparel - 0.9%
Newell Rubbermaid, Inc.
 4.00%, 5/1/10                                                                                     500,000                 485,230
                                                                                                               -------------------

Automobiles & Components - 0.9%
Toyota Motor Credit Corporation
 4.125%, 7/25/17 (c) (e)                                                                           500,000                 483,499
                                                                                                               -------------------

Total CORPORATE BONDS & NOTES
  (Cost $11,749,530)                                                                                                    11,700,182
                                                                                                               -------------------






U.S. GOVERNMENT AGENCIES - 8.1%
Fannie Mae
 5.50%, 3/1/12                                                                                     381,445                 382,511
Federal Home Loan Bank
 4.60%, 4/11/08                                                                                    500,000                 497,895
Federal Home Loan Bank
 5.14%, 1/13/09                                                                                    500,000                 499,264
Federal Home Loan Bank
 5.40%, 5/27/10                                                                                    250,000                 250,029
Federal Home Loan Bank
 4.265%, 7/8/15                                                                                    500,000                 473,971
Freddie Mac
 5.00%, 11/1/10                                                                                    500,000                 498,689
SLM Corporation
 4.00%, 7/25/14 (d)                                                                              2,235,000               1,813,143
                                                                                                               -------------------

Total U.S. GOVERNMENT AGENCIES
  (Cost $4,842,601)                                                                                                      4,415,502
                                                                                                               -------------------


SHORT TERM OBLIGATION - 4.0% Repurchase Agreement - Investors Bank & Trust
Repurchase Agreement, 3.43%, dated 04/30/07, due 05/01/07, proceeds $2,160,274
(collateralized by U.S. Treasury Bonds, 7.5%, due 11/15/2016, value at maturity
$2,203,270) (Cost $2,160,069)                                                                                            2,160,069
                                                                                                               -------------------


Total Investments (a) - 99.6%
  (Cost $49,438,597)                                                                                                    54,241,411
Other Assets Less Liabilities - 0.4%                                                                                       241,546
                                                                                                               -------------------

Net Assets - 100.0%                                                                                                    $54,482,957
                                                                                                               ===================




(a) The cost of investments for federal income tax purposes is $49,443,554 resulting in gross unrealized appreciation and depreciation of $5,507,990 and $710,133 respectively, or net unrealized appreciation of $4,797,857.

(b) Non-income producing security.

(c) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(d) Floating rate bond. Rate shown is currently in effect at April 30, 2007.

(e) Step rate bond. Rate shown is currently in effect at April 30, 2007.

See Notes to Schedule of Investments

Green Century Equity Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2007
(Unaudited)



                                                                                              Shares                   Value
                                                                                              ------                   -----

COMMON STOCKS 99.8%
Banks 9.8%
Bank of Hawaii Corporation                                                                             300     $            15,870
BB&T Corporation                                                                                     3,400                 141,508
Cathay General Bancorporation                                                                          300                   9,837
Chittenden Corporation                                                                                 300                   8,718
Comerica, Inc.                                                                                       1,000                  61,910
Fannie Mae                                                                                           6,200                 365,304
Fifth Third Bancorp                                                                                  3,500                 142,065
First Horizon National Corporation                                                                     800                  31,368
FirstFed Financial Corporation (b)                                                                     100                   6,148
Freddie Mac                                                                                          4,400                 285,032
Heartland Financial USA, Inc.                                                                          100                   2,561
KeyCorp                                                                                              2,500                  89,200
M&T Bank Corporation                                                                                   500                  55,670
MGIC Investment Corporation                                                                            500                  30,805
National City Corporation                                                                            3,800                 138,890
PNC Financial Services Group                                                                         2,200                 163,020
Popular, Inc.                                                                                        1,700                  28,577
Regions Financial Corporation                                                                        4,600                 161,414
Sovereign Bancorp, Inc.                                                                              2,300                  55,821
SunTrust Banks, Inc.                                                                                 2,300                 194,166
Synovus Financial Corporation                                                                        2,100                  66,276
U.S. Bancorp                                                                                        11,300                 388,155
Wachovia Corporation                                                                                12,100                 672,034
Wainwright Bank Trust Company                                                                           50                     608
Washington Mutual, Inc.                                                                              5,600                 235,088
Wells Fargo & Company                                                                               21,500                 771,634
                                                                                                               -------------------
                                                                                                                         4,121,679
                                                                                                               -------------------



Technology Hardware & Equipment 9.1%
3Com Corporation (b)                                                                                 2,300                   9,269
Adaptec, Inc. (b)                                                                                      700                   2,702
ADC Telecommunications (b)                                                                             700                  12,880
Andrew Corporation (b)                                                                               1,000                  10,920
Apple, Inc. (b)                                                                                      5,500                 548,900
Arrow Electronics, Inc. (b)                                                                            800                  31,616
CDW Corporation                                                                                        400                  28,804
Cisco Systems, Inc. (b)                                                                             38,400               1,026,816
Coherent, Inc. (b)                                                                                     200                   6,278
Dell, Inc. (b)                                                                                      14,400                 363,024
EMC Corporation (b)                                                                                 13,400                 203,412
Gerber Scientific, Inc. (b)                                                                            100                   1,001
Hewlett-Packard Company                                                                             17,000                 716,380
Imation Corporation                                                                                    200                   7,382
Lexmark International, Inc. (b)                                                                        600                  32,700
Merix Corporation (b)                                                                                  100                     746
Molex, Inc.                                                                                            900                  26,892
Palm, Inc. (b)                                                                                         600                  10,128
Plantronics, Inc.                                                                                      300                   7,533
Polycom, Inc. (b)                                                                                      600                  19,980
Qualcomm, Inc.                                                                                      10,500                 459,900
Solectron Corporation (b)                                                                            5,400                  18,090
Sun Microsystems, Inc. (b)                                                                          22,600                 117,972
Tektronix, Inc.                                                                                        500                  14,695
Tellabs, Inc. (b)                                                                                    2,700                  28,674
Xerox Corporation (b)                                                                                5,900                 109,150
                                                                                                               -------------------
                                                                                                                         3,815,844
                                                                                                               -------------------




Diversified Financials 8.3%
A.G. Edwards, Inc.                                                                                     500                  36,225
Allied Capital Corporation                                                                           1,000                  28,900
American Express Company                                                                             7,600                 461,092
Capital One Financial Corporation                                                                    2,600                 193,076
Charles Schwab Corporation                                                                           6,400                 122,368
Chicago Mercantile Exchange                                                                            200                 103,350
CIT Group                                                                                            1,200                  71,580
Franklin Resources, Inc.                                                                             1,100                 144,441
J.P. Morgan Chase & Company                                                                         22,100               1,151,410
Janus Capital Group, Inc.                                                                            1,200                  30,024
Medallion Financial Corporation                                                                        100                   1,191
Mellon Financial Corporation                                                                         2,600                 111,618
Merrill Lynch & Company, Inc.                                                                        5,600                 505,288
Moody's Corporation                                                                                  1,500                  99,180
Northern Trust Corporation                                                                           1,200                  75,540
SLM Corporation                                                                                      2,600                 139,958
State Street Corporation                                                                             2,100                 144,627
T. Rowe Price Group, Inc.                                                                            1,700                  84,456
Tradestation Group, Inc. (b)                                                                           200                   2,436
                                                                                                               -------------------
                                                                                                                         3,506,760
                                                                                                               -------------------

Pharmaceuticals & Biotechnology 8.2%
Affymetrix, Inc. (b)                                                                                   400                  10,508
Allergan, Inc.                                                                                       1,000                 121,200
Amgen, Inc. (b)                                                                                      7,400                 474,636
Biogen Idec, Inc. (b)                                                                                2,200                 103,862
Digene Corporation (b)                                                                                 200                   9,170
Dionex Corporation (b)                                                                                 100                   6,900
Forest Laboratories, Inc. (b)                                                                        2,000                 106,420
Genzyme Corporation (b)                                                                              1,700                 111,027
Gilead Sciences, Inc. (b)                                                                            3,000                 245,160
Invitrogen Corporation (b)                                                                             300                  19,641
Johnson & Johnson                                                                                   18,400               1,181,648
King Pharmaceuticals, Inc. (b)                                                                       1,500                  30,675
MedImmune, Inc. (b)                                                                                  1,500                  85,020
Merck & Co., Inc.                                                                                   13,800                 709,872
Millipore Corporation (b)                                                                              300                  22,149
Mylan Laboratories                                                                                   1,500                  32,895
Thermo Fisher Scientific, Inc. (b)                                                                   2,700                 140,562
Waters Corporation (b)                                                                                 600                  35,658
Watson Pharmaceuticals, Inc. (b)                                                                       700                  19,110
                                                                                                               -------------------
                                                                                                                         3,466,113
                                                                                                               -------------------

Software & Services 6.7%
Adobe Systems, Inc. (b)                                                                              3,700                 153,772
Advent Software, Inc. (b)                                                                              100                   3,356
Autodesk, Inc. (b)                                                                                   1,500                  61,905
Automatic Data Processing                                                                            3,500                 156,660
BMC Software, Inc. (b)                                                                               1,300                  42,081
Ceridian Corporation (b)                                                                               900                  30,384
Compuware Corporation (b)                                                                            2,100                  20,727
Convergys Corporation (b)                                                                              900                  22,734
eBay, Inc. (b)                                                                                       7,200                 244,368
Electronic Arts, Inc. (b)                                                                            2,000                 100,820
Electronic Data Systems Corporation                                                                  3,300                  96,492
Microsoft Corporation                                                                               54,700               1,637,718
Novell, Inc. (b)                                                                                     2,000                  14,600
Paychex, Inc.                                                                                        2,200                  81,620
Red Hat, Inc. (b)                                                                                    1,200                  25,368
Salesforce.com, Inc. (b)                                                                               600                  25,200
Sapient Corporation (b)                                                                                500                   3,615
Symantec Corporation (b)                                                                             5,900                 103,840
Unisys Corporation (b)                                                                               2,100                  16,464
                                                                                                               -------------------
                                                                                                                         2,841,724
                                                                                                               -------------------





Telecommunication Services 6.4%
AT&T, Inc.                                                                                          39,675               1,536,216
Citizens Communications Company                                                                      2,200                  34,254
Sprint Nextel Corporation                                                                           18,400                 368,552
Telephone & Data Systems, Inc.                                                                         700                  39,865
Verizon Communications, Inc.                                                                        18,500                 706,330
                                                                                                               -------------------
                                                                                                                         2,685,217
                                                                                                               -------------------

Healthcare Equipment & Services 5.5%
Bausch & Lomb, Inc.                                                                                    300                  17,649
Baxter International, Inc.                                                                           4,100                 232,183
Becton Dickinson & Company                                                                           1,600                 125,904
Biomet, Inc.                                                                                         1,600                  69,120
Boston Scientific Corporation (b)                                                                    7,400                 114,256
C.R. Bard, Inc.                                                                                        700                  58,191
CIGNA Corporation                                                                                      600                  93,354
Cross Country Healthcare, Inc. (b)                                                                     100                   1,969
Gen-Probe, Inc. (b)                                                                                    300                  15,333
Health Management Associates, Class A                                                                1,500                  16,035
Hillenbrand Industries                                                                                 400                  24,460
Humana, Inc. (b)                                                                                     1,100                  69,564
Idexx Laboratories, Inc. (b)                                                                           200                  18,034
IMS Health, Inc.                                                                                     1,200                  35,196
Invacare Corporation                                                                                   200                   3,728
Manor Care, Inc.                                                                                       500                  32,445
McKesson Corporation                                                                                 1,900                 111,777
Medtronic, Inc.                                                                                      7,300                 386,389
Molina Healthcare, Inc. (b)                                                                            100                   3,022
Patterson Companies, Inc. (b)                                                                          900                  32,454
Quest Diagnostics                                                                                    1,000                  48,890
Sierra Health Services (b)                                                                             400                  16,568
St Jude Medical, Inc. (b)                                                                            2,200                  94,138
Stryker Corporation                                                                                  1,900                 123,386
Synovis Life Technologies, Inc. (b)                                                                    100                   1,283
United Health Group, Inc.                                                                            8,600                 456,316
Zimmer Holdings, Inc. (b)                                                                            1,500                 135,720
                                                                                                               -------------------
                                                                                                                         2,337,364
                                                                                                               -------------------

Retailing 5.2%
Autozone, Inc. (b)                                                                                     300                  39,912
Bed Bath & Beyond, Inc. (b)                                                                          1,800                  73,332
Best Buy Company, Inc.                                                                               2,600                 121,290
Charming Shoppes, Inc. (b)                                                                             800                  10,000
Circuit City Stores, Inc.                                                                              900                  15,705
Claire's Stores, Inc.                                                                                  600                  19,542
Dollar General                                                                                       2,000                  42,700
Family Dollar Stores                                                                                 1,000                  31,840
Foot Locker, Inc.                                                                                    1,000                  23,790
Gap, Inc.                                                                                            3,200                  57,440
Genuine Parts Company                                                                                1,100                  54,351
Home Depot, Inc.                                                                                    13,000                 492,310
J.C. Penney Company, Inc.                                                                            1,400                 110,726
Limited Brands                                                                                       2,200                  60,654
Lowe's Companies, Inc.                                                                               9,700                 296,432
Men's Wearhouse, Inc.                                                                                  300                  12,981
Nordstrom, Inc.                                                                                      1,500                  82,380
Office Depot, Inc. (b)                                                                               1,800                  60,516
Pep Boys - Manny, Moe & Jack                                                                           300                   5,595
Radioshack Corporation                                                                                 900                  26,163
Staples, Inc.                                                                                        4,600                 114,080
Target Corporation                                                                                   5,500                 326,535
Tiffany & Company                                                                                      900                  42,921
TJX Companies, Inc.                                                                                  2,900                  80,881
                                                                                                               -------------------
                                                                                                                         2,202,076
                                                                                                               -------------------




Food & Beverage 4.7%
Campbell Soup Company                                                                                1,400                  54,740
Chiquita Brands International                                                                          300                   4,449
Coca-Cola Company (The)                                                                             12,800                 668,032
Dean Foods Company                                                                                     800                  29,144
General Mills, Inc.                                                                                  2,200                 131,780
Green Mountain Coffee Roasters, Inc. (b)                                                                50                   3,056
H.J. Heinz Company                                                                                   2,100                  98,931
Hershey Company (The)                                                                                1,100                  60,456
JM Smucker Company                                                                                     400                  22,328
Kellogg Company                                                                                      1,600                  84,656
McCormick & Company, Inc.                                                                              800                  29,696
PepsiAmericas, Inc.                                                                                    400                   9,656
Pepsico, Inc.                                                                                       10,400                 687,336
Tootsie Roll Industries, Inc.                                                                          206                   5,972
Wm. Wrigley Jr. Company                                                                              1,400                  82,432
                                                                                                               -------------------
                                                                                                                         1,972,664
                                                                                                               -------------------

Household & Personal Products 4.7%
Alberto-Culver Company                                                                                 500                  12,145
Avon Products, Inc.                                                                                  2,800                 111,440
Church & Dwight Company, Inc.                                                                          400                  20,292
Clorox Company                                                                                       1,000                  67,080
Colgate-Palmolive Company                                                                            3,300                 223,542
Estee Lauder Companies, Inc. (The), Class A                                                            800                  41,136
Kimberly-Clark Corporation                                                                           2,900                 206,393
Procter & Gamble Company                                                                            20,000               1,286,200
                                                                                                               -------------------
                                                                                                                         1,968,228
                                                                                                               -------------------

Semiconductors 4.0%
Advanced Micro Devices (b)                                                                           3,500                  48,370
Analog Devices                                                                                       2,100                  81,102
Applied Materials, Inc.                                                                              8,900                 171,058
Entegris, Inc. (b)                                                                                     800                   9,376
Intel Corporation                                                                                   36,500                 784,750
Lam Research Corporation (b)                                                                           900                  48,402
LSI Logic Corporation (b)                                                                            4,800                  40,800
Micron Technology, Inc. (b)                                                                          4,800                  55,056
National Semiconductor Corporation                                                                   1,800                  47,340
Novellus Systems, Inc. (b)                                                                             800                  25,896
Texas Instruments, Inc.                                                                              9,200                 316,204
Xilinx, Inc.                                                                                         2,100                  61,908
                                                                                                               -------------------
                                                                                                                         1,690,262
                                                                                                               -------------------

Insurance 3.5%
Aflac, Inc.                                                                                          3,100                 159,154
Ambac Financial Group, Inc.                                                                            700                  64,260
Chubb Corporation                                                                                    2,600                 139,958
Cincinnati Financial Corporation                                                                     1,100                  49,764
Erie Indemnity Company                                                                                 300                  15,765
Hartford Financial Services Group                                                                    2,000                 202,400
Lincoln National Corporation                                                                         1,800                 128,070
Marsh & McLennan Companies                                                                           3,500                 111,160
MBIA, Inc.                                                                                             900                  62,604
Principal Financial Group                                                                            1,700                 107,933
Progressive Corporation                                                                              4,700                 108,429
Safeco Corporation                                                                                     700                  46,718
Travelers Companies, Inc. (The)                                                                      4,300                 232,630
UnumProvident Corporation                                                                            2,200                  54,736
Wesco Financial Corporation                                                                             10                   4,450
                                                                                                               -------------------
                                                                                                                         1,488,031
                                                                                                               -------------------




Capital Goods 3.4%
3M Company                                                                                           4,700                 389,019
A.O. Smith Corporation                                                                                 100                   3,810
Apogee Enterprises, Inc.                                                                               200                   4,816
Baldor Electric Company                                                                                300                  11,817
CLARCOR, Inc.                                                                                          300                   9,462
Cooper Industries, Inc., Class A                                                                     1,200                  59,712
Cummins, Inc.                                                                                          700                  64,512
Deere & Company                                                                                      1,400                 153,160
Donaldson Company, Inc.                                                                                400                  14,368
Emerson Electric Company                                                                             5,100                 239,649
Fastenal Company                                                                                       800                  32,896
GATX Corporation                                                                                       300                  14,703
Graco, Inc.                                                                                            400                  15,800
Granite Construction, Inc.                                                                             200                  12,048
Hubbell, Inc., Class B                                                                                 400                  20,676
Illinois Tool Works                                                                                  2,600                 133,406
Kadant, Inc. (b)                                                                                       100                   2,745
Lawson Products, Inc.                                                                                   50                   1,788
Lincoln Electric Holdings                                                                              300                  19,119
Masco Corporation                                                                                    2,500                  68,025
NCI Building Systems, Inc. (b)                                                                         100                   4,997
Nordson Corporation                                                                                    200                   9,166
Pall Corporation                                                                                       800                  33,560
Quanta Services, Inc. (b)                                                                              800                  21,992
SPX Corporation                                                                                        400                  28,352
Tennant Company                                                                                        100                   3,202
Thomas & Betts Corporation (b)                                                                         300                  16,344
Toro Company                                                                                           300                  15,075
Trex Company, Inc. (b)                                                                                 100                   2,039
W.W. Grainger, Inc.                                                                                    500                  41,310
                                                                                                               -------------------
                                                                                                                         1,447,568
                                                                                                               -------------------

Media 3.3%
Dow Jones & Company, Inc.                                                                              400                  14,532
E.W. Scripps Company (The), Class A                                                                    500                  21,650
Emmis Communications, Class A                                                                          200                   1,998
Lee Enterprises, Inc.                                                                                  300                   7,854
McClatchy Company (The)                                                                                200                   5,780
McGraw-Hill Companies, Inc.                                                                          2,300                 150,719
Meredith Corporation                                                                                   200                  11,584
New York Times Company, Class A                                                                        900                  21,060
Omnicom Group                                                                                        1,100                 115,181
Radio One, Inc. (b)                                                                                     50                     354
Scholastic Corporation (b)                                                                             200                   6,174
Time Warner, Inc.                                                                                   24,100                 497,183
Tribune Company                                                                                      1,200                  39,360
Valassis Communications (b)                                                                            300                   5,748
Walt Disney Company (The)                                                                           13,000                 454,740
Washington Post Company, Class B                                                                        40                  29,760
                                                                                                               -------------------
                                                                                                                         1,383,677
                                                                                                               -------------------




Energy 3.2%
Apache Corporation                                                                                   2,100                 152,250
Cameron International Corporation (b)                                                                  700                  45,199
Chesapeake Energy Corporation                                                                        2,600                  87,750
Devon Energy Corporation                                                                             2,800                 204,036
EOG Recources, Inc.                                                                                  1,600                 117,504
Helmerich & Payne                                                                                      700                  22,603
Kinder Morgan, Inc.                                                                                    700                  74,592
National Oilwell Varco, Inc. (b)                                                                     1,100                  93,335
Newfield Exploration Company (b)                                                                       800                  35,000
Noble Energy, Inc.                                                                                   1,100                  64,691
Pioneer Natural Resources Company                                                                      800                  40,160
Rowan Companies, Inc.                                                                                  700                  25,648
Smith International, Inc.                                                                            1,300                  68,172
Sunoco, Inc.                                                                                           800                  60,424
Williams Companies, Inc.                                                                             3,800                 112,100
XTO Energy, Inc.                                                                                     2,300                 124,821
                                                                                                               -------------------
                                                                                                                         1,328,285
                                                                                                               -------------------

Food & Staples Retailing 2.9%
Costco Wholesale Corporation                                                                         2,900                 155,353
CVS Corporation                                                                                      9,800                 355,152
Kroger Company                                                                                       4,500                 132,795
Longs Drugstores Corporation                                                                           200                  10,948
Safeway, Inc.                                                                                        2,800                 101,640
Supervalu, Inc.                                                                                      1,300                  59,670
Sysco Corporation                                                                                    3,900                 127,686
Walgreen Company                                                                                     6,400                 280,960
                                                                                                               -------------------
                                                                                                                         1,224,204
                                                                                                               -------------------

Transportation 2.6%
Alaska Air Group, Inc. (b)                                                                             300                   8,880
AMR Corporation (b)                                                                                  1,500                  39,135
Arkansas Best Corporation                                                                              200                   7,880
Expeditors International Washington, Inc.                                                            1,400                  58,520
FedEx Corporation                                                                                    2,000                 210,880
JetBlue Airways (b)                                                                                  1,100                  10,901
Kansas City Southern (b)                                                                               500                  18,575
Norfolk Southern Corporation                                                                         2,500                 133,100
Ryder System, Inc.                                                                                     400                  21,056
Southwest Airlines                                                                                   5,000                  71,750
United Parcel Service, Inc., Class B                                                                 6,800                 478,924
YRC Worldwide, Inc. (b)                                                                                400                  15,916
                                                                                                               -------------------
                                                                                                                         1,075,517
                                                                                                               -------------------



Consumer Durables & Apparel 1.9%
American Greetings Corporation, Class A                                                                400                  10,180
Black & Decker Corporation                                                                             400                  36,288
Centex Corporation                                                                                     800                  35,816
Champion Enterprises, Inc. (b)                                                                         500                   5,140
Coach, Inc. (b)                                                                                      2,400                 117,192
D.R. Horton, Inc.                                                                                    1,700                  37,706
Harman International                                                                                   400                  48,756
Hartmarx Corporation (b)                                                                               200                   1,316
KB Home                                                                                                500                  22,055
Leggett & Platt, Inc.                                                                                1,100                  25,872
Liz Claiborne, Inc.                                                                                    700                  31,304
Mattel, Inc.                                                                                         2,500                  70,750
Newell Rubbermaid, Inc.                                                                              1,800                  55,206
Nike, Inc., Class B                                                                                  2,400                 129,264
Phillips-Van Heusen Corporation                                                                        400                  22,360
Pulte Homes, Inc.                                                                                    1,400                  37,660
Snap-On, Inc.                                                                                          400                  21,800
Stanley Works (The)                                                                                    500                  29,140
Stride Rite Corporation                                                                                200                   2,820
Timberland Company (The) (b)                                                                           300                   7,743
Tupperware Brands Corporation                                                                          400                  11,248
Whirlpool Corporation                                                                                  500                  53,015
                                                                                                               -------------------
                                                                                                                           812,631
                                                                                                               -------------------

Materials 1.8%
Air Products & Chemicals, Inc.                                                                       1,400                 107,100
Airgas, Inc.                                                                                           500                  22,275
Bemis Company                                                                                          700                  23,254
Cabot Corporation                                                                                      400                  18,120
Calgon Carbon Corporation (b)                                                                          200                   1,582
Caraustar Industries, Inc. (b)                                                                         200                   1,424
Chaparral Steel Company                                                                                300                  21,150
Crown Holdings, Inc. (b)                                                                             1,000                  24,170
Ecolab, Inc.                                                                                         1,100                  47,289
H.B. Fuller Company                                                                                    400                  10,228
Lubrizol Corporation                                                                                   400                  23,976
MeadWestvaco Corporation                                                                             1,200                  40,032
Minerals Technologies, Inc.                                                                            100                   6,362
Nucor Corporation                                                                                    1,900                 120,574
Praxair, Inc.                                                                                        2,000                 129,100
Rock-Tenn Company, Class A                                                                             200                   7,652
Rohm and Hass Company                                                                                  900                  46,053
Schnitzer Steel Industries, Inc., Class A                                                              100                   5,191
Sealed Air Corporation                                                                               1,000                  32,900
Sigma-Aldrich Corporation                                                                              800                  33,664
Sonoco Products Company                                                                                600                  25,584
Valspar Corporation                                                                                    600                  16,224
Wausau Paper Corporation                                                                               300                   4,038
Worthington Industries                                                                                 400                   8,900
                                                                                                               -------------------
                                                                                                                           776,842
                                                                                                               -------------------

Consumer Services 1.4%
Bright Horizons Family Solutions, Inc. (b)                                                             200                   7,724
Darden Restaurants, Inc.                                                                               900                  37,332
DeVry, Inc.                                                                                            400                  13,196
McDonald's Corporation                                                                               7,600                 366,928
Ruby Tuesday, Inc.                                                                                     400                  10,704
Starbucks Corporation (b)                                                                            4,800                 148,896
Wendy's International, Inc.                                                                            600                  22,620
                                                                                                               -------------------
                                                                                                                           607,400
                                                                                                               -------------------




Utilities 1.1%
AGL Resources, Inc.                                                                                    500                  21,770
Alliant Energy Corporation                                                                             700                  30,660
Atmos Energy Corporation                                                                               600                  19,032
Cascade Natural Gas                                                                                    100                   2,600
Cleco Corporation                                                                                      400                  11,224
Energen Corporation                                                                                    500                  28,025
Equitable Resources, Inc.                                                                              800                  41,608
IDACORP, Inc.                                                                                          300                  10,335
KeySpan Corporation                                                                                  1,100                  45,551
MGE Energy, Inc.                                                                                       100                   3,612
National Fuel Gas Company                                                                              500                  23,505
Nicor, Inc.                                                                                            300                  15,372
NiSource, Inc.                                                                                       1,700                  41,803
Northwest Natural Gas Company                                                                          200                  10,162
OGE Energy Corporation                                                                                 600                  23,064
Pepco Holdings, Inc.                                                                                 1,200                  35,424
Questar Corporation                                                                                    500                  48,565
Southern Union Company                                                                                 700                  21,322
WGL Holdings                                                                                           300                  10,152
                                                                                                               -------------------
                                                                                                                           443,786
                                                                                                               -------------------

Commercial Services & Supplies 0.7%
Avery Dennison Corporation                                                                             600                  37,320
Brady Corporation, Class A                                                                             300                   9,858
Deluxe Corporation                                                                                     300                  11,355
Herman Miller, Inc.                                                                                    400                  13,764
HNI Corporation                                                                                        300                  12,522
IKON Office Solutions, Inc.                                                                            800                  11,968
Interface, Inc., Class A                                                                               300                   5,055
Kelly Services                                                                                         100                   2,870
Monster Worldwide, Inc. (b)                                                                            800                  33,640
Pitney Bowes, Inc.                                                                                   1,400                  67,200
R.R. Donnelley & Sons Company                                                                        1,400                  56,280
Robert Half International, Inc.                                                                      1,100                  36,630
Standard Register                                                                                      100                   1,246
Steelcase, Inc.                                                                                        400                   7,808
                                                                                                               -------------------
                                                                                                                           307,516
                                                                                                               -------------------

Real Estate 0.5%
General Growth Properties                                                                            1,500                  95,775
Maguire Properties, Inc.                                                                               200                   7,206
ProLogis                                                                                             1,600                 103,680
                                                                                                               -------------------
                                                                                                                           206,661
                                                                                                               -------------------

Renewable Energy & Energy Efficiency 0.4%
Energy Conversion Devices (b)                                                                          300                  10,623
Itron, Inc. (b)                                                                                        200                  13,468
Johnson Controls, Inc.                                                                               1,200                 122,796
Ormat Technologies, Inc.                                                                                50                   1,825
                                                                                                               -------------------
                                                                                                                           148,712
                                                                                                               -------------------

Automobiles & Components 0.3%
Bandag, Inc.                                                                                           100                   5,044
Cooper Tire & Rubber                                                                                   400                   7,732
Harley-Davidson, Inc.                                                                                1,600                 101,312
Modine Manufacturing Company                                                                           200                   4,626
Spartan Motors, Inc.                                                                                   150                   4,272
                                                                                                               -------------------
                                                                                                                           122,986
                                                                                                               -------------------

Healthy Living 0.2%
Gaiam, Inc. (b)                                                                                        100                   1,521
Hain Celestial Group, Inc. (The) (b)                                                                   300                   9,009
United Natural Foods, Inc. (b)                                                                         300                   9,357
Whole Foods Market, Inc.                                                                               900                  42,111
Wild Oats Markets, Inc. (b)                                                                            200                   3,606
                                                                                                               -------------------
                                                                                                                            65,604
                                                                                                               -------------------

Total COMMON STOCKS
  (Cost $39,646,488)                                                                                                    42,047,351
                                                                                                               -------------------



SHORT TERM OBLIGATION 0.0%

Repurchase Agreement - Investors Bank & Trust Repurchase Agreement, 3.51%, dated
04/30/07, due 05/01/07, proceeds $5,910 (collateralized by SBA Bonds, 8.375%, due 11/25/2015, value at maturity
$6,205) (Cost $5,909)                                                                                                        5,909


Total Investments (a) -99.8%
  (Cost $39,652,397)                                                                                                    42,053,260
Other Assets Less Liabilities 0.2%                                                                                          66,453
                                                                                                               -------------------

Net Assets 100.0%                                                                                                      $42,119,713
                                                                                                               ===================



(a) The cost of investments for federal income tax purposes is $39,655,054 resulting in gross unrealized appreciation and depreciation of $2,929,936 and $531,730 respectively, or net unrealized appreciation of $2,398,206.

(b) Non-income producing security.

See Notes to Schedule of Investments




                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                        NOTES TO SCHEDULES OF INVESMENTS
                                   (UNAUDITED)


     Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"), collectively, the "Funds". The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

     Through November 27, 2006, the Equity Fund invested substantially all of its assets in the Domini Social Equity Trust (the "Domini Trust"), an open-end, diversified management investment company which had the same investment objective as the Fund. The Equity Fund accounted for its investment in the Domini Trust as a partnership investment and recorded its share of the Domini Trust income, expenses and realized and unrealized gains and losses daily. The value of such investment reflected the Fund's proportionate interest in the net assets of the Domini Trust (2.57% at November 27, 2006). Effective November 28, 2006, the Equity Fund withdrew its investment from the Domini Trust and directly invested in the securities of the companies included in the Domini 400 SocialSM Index (the "Domini Index").

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:

(A) INVESTMENT VALUATION FOR THE BALANCED FUND, AND EFFECTIVE NOVEMBER 28, 2006, FOR THE EQUITY FUND: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

     INVESTMENT VALUATION FOR THE EQUITY FUND THROUGH NOVEMBER 27, 2006: Through November 27, 2006, the Equity Fund recorded its investment in the Domini Trust at fair value. The Domini Trust valued securities listed or traded on national securities exchanges at the last sale price or, if there were no sales that day, at the mean of the current bid and ask price that represented the current value of the security. Securities listed on the NASDAQ National Market System were valued using the NASDAQ Official Closing Price ("NOCP"). If an NOCP was not available for a security listed on the

                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                        NOTES TO SCHEDULES OF INVESMENTS
                                   (UNAUDITED)

     NASDAQ National Market System, the security was valued at the last sale price or, if there were no sales that day, at the mean of the current bid and ask price.

     Portfolio securities for which market quotations were not readily available were valued at fair value as determined in good faith under consistently applied procedures by or at the direction of the Domini Trust's Board of Trustees.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME FOR THE BALANCED FUND, AND EFFECTIVE NOVEMBER 28, 2006, FOR THE EQUITY FUND: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES FOR THE EQUITY FUND THROUGH NOVEMBER 27, 2006: Through November 27, 2006, the Equity Fund recorded daily its proportionate share of the Domini Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(C) OPTIONS TRANSACTIONS: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

     The Funds may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to the bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

(D) REPURCHASE AGREEMENTS: The Balanced fund, and effective November 28, 2006, the Equity Fund, may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-Q (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds


/s/Kristina A. Curtis
----------------------------------
Kristina A. Curtis
President and Principal Executive Officer
June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/Kristina A. Curtis
---------------------------------
Kristina A. Curtis
President and Principal Executive Officer
June 29, 2007


/s/Bernadette Buck
--------------------------------
Bernadette Buck
Treasurer and Principal Financial Officer
June 29, 2007